Derivative Instruments (Details) (USD $)	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2008	Dec. 31, 2013 derivative_instrument	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Interest Rate Floor [Member]	Dec. 31, 2013 Cash Flow Hedging [Member] Interest Rate Floor [Member]
Derivative [Line Items]
Interest rate floors notional value						$ 600,000,000	$ 500,000,000
Number of derivatives designated as cash flow hedges			7
Portfolio of variable-rate loans			500,000,000
Interest rate floors maturity date				Jun. 30, 2011	May 01, 2008
Strike rate, lower range			6.00%
Strike rate, higher range			8.00%
Interest rate floors matured		150,000,000
Notional value of interest rate floors sold		450,000,000
Gain on sale of derivatives	$ 16,800,000